Schedule of Inventory (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Inventory Schedule Of Inventory 1	410,193
Inventory Schedule Of Inventory 2	219,842
Inventory Schedule Of Inventory 3	906,433
Inventory Schedule Of Inventory 4	366,671
Inventory Schedule Of Inventory 5	1,316,626
Inventory Schedule Of Inventory 6	586,513